PROPERTY, PLANT AND EQUIPMENT	6 Months Ended
Dec. 31, 2020
PROPERTY, PLANT AND EQUIPMENT [Abstract]
PROPERTY, PLANT AND EQUIPMENT
5.	PROPERTY, PLANT AND EQUIPMENT

	Freehold land US$	Plant and equipment US$	Right-of-use assets US$	Total US$

December 31, 2020
Carrying amount at July 1, 2020	688,829	28,588	57,023	774,440
Additions	-	13,740	14,614	28,354
Depreciation	-	(8,836)	(19,033)	(27,869)
Carrying amount at December 31, 2020	688,829	33,492	52,604	774,925
- at cost	688,829	65,808	104,221	858,858
- accumulated depreciation	-	(32,316)	(51,617)	(83,933)

June 30, 2020
Carrying amount at July 1, 2019 (adjusted)	-	26,195	222,116	248,311
Additions	688,829	15,642	116,400	820,871
De-recognition of right-of-use assets	-	-	(210,230)	(210,230)
Depreciation	-	(13,249)	(71,263)	(84,512)
Carrying amount at June 30, 2020	688,829	28,588	57,023	774,440
- at cost	688,829	52,068	89,608	830,505
- accumulated depreciation	-	(23,480)	(32,585)	(56,065)